Fair Value Measurement (Details) - Schedule of fair value measurements are estimated utilizing Level 3 inputs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Fair Value Measurements Are Estimated Utilizing Level3 Inputs Abstract
Fair value at the beginning of the period	$ 55,919	$ 37,400
Acquisitions		17,985
Revaluation of Contingent considerations and other adjustment	(14,824)	534
Settlements of Contingent considerations	(2,754)
Fair value at the end of the period	$ 38,341	$ 55,919